Capital Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Class of Warrant or Right [Line Items]
Common stock authorized (in shares)	150,000,000
Preferred stock authorized (in shares)	4,000,000
Preferred stock authorized, par value (in dollars per share)	$ 1.25
Common stock authorized, par value (in dollars per share)	$ 1.25		$ 1.25
Shares Authorized to Be Purchased [Roll Forward]
Shares Authorized for Purchased, Beginning Balance	2,000,000			1,713,423	1,713,423
Additional Shares Authorized for Purchase	0		286,577	0
Shares Purchased	0
Remaining Shares Authorized for Purchase, Ending Balance	1,850,000		2,000,000		1,713,423
Preferred Stock Purchase Rights Agreement
Class of Warrant or Right [Line Items]
Number of rights distributed for each share of common stock outstanding	1
Minimum percentage of common stock to be acquired to trigger exercise of rights	15.00%
Number of securities called by rights (in shares)	0.01
Exercise price of warrant or right (in dollars per share)	$ 230.00
Multiplier of exercise price of right to determine common share purchase rights	2
Redemption price per right (in dollars per share)	$ 0.001
Number of business days following the acquisition of stock after which rights become exercisable	10 days
Preferred stock reserved for issuance upon exercise of rights (in shares)	806,599		806,789
Treasury Stock [Member]
Shares Authorized to Be Purchased [Roll Forward]
Shares Purchased	150,000	[1]	0	0

[1]	The Company repurchases shares in connection with the issuance of shares under stock-based compensation programs.